                                 AIM SUMMIT FUND

                    Supplement dated October 31, 2005 to the
                       Prospectus dated February 28, 2005
              as supplemented July 1, 2005, and September 16, 2005


Effective December 30, 2005, the following changes will be implemented with respect to the investment program of the fund:

The following replaces in its entirety the information appearing under the heading, "INVESTMENT OBJECTIVE AND STRATEGIES," on page A-1 of the prospectus:

         "The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

         The fund seeks to meet this objective by investing primarily in common stocks of companies that the portfolio managers believe have the potential for growth in earnings, including small-sized growth companies. The portfolio manager focuses on equity securities of (1) companies with the potential to generate above-average growth in sales or earnings, (2) established companies with strong business franchises, and (3) companies experiencing significant positive change leading to accelerating revenue or earnings growth that is generally above market expectations. The portfolio manager considers whether to reduce or eliminate a particular security (1) when it no longer meets the investment criteria, based on negative earnings fundamentals or deterioration in the fundamental business prospects, or (2) to capitalize on a more attractive investment opportunity.

         The fund may also invest up to 20% of its total assets in foreign securities, including up to 5% of total assets in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

         For cash management purposes, the fund may also hold a portion of its assets in cash equivalents, including shares of affiliated money market funds.

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflow or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

The third paragraph appearing under the heading, "PRINCIPAL RISKS OF INVESTING IN THE FUND," on page A-1 of the prospectus is deleted in its entirety.



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The following replaces in its entirety the information appearing under the heading, "FUND MANAGEMENT - PORTFOLIO MANAGERS," on page A-5 of the prospectus:

         "Robert J. Lloyd, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. Mr. Lloyd has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was employed by American Electric Power.

         Mr. Lloyd is assisted by the advisor's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on Mr. Lloyd and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages."

                   AIM SUMMIT FUND -- CLASS A, B AND C SHARES

                    Supplement dated October 31, 2005 to the
                        Prospectus dated October 31, 2005


Effective December 30, 2005, the following changes will be implemented with respect to the investment program of the fund:

The following replaces in its entirety the information appearing under the heading, "INVESTMENT OBJECTIVE AND STRATEGIES," on page 1 of the prospectus:

         "The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

         The fund seeks to meet this objective by investing primarily in common stocks of companies that the portfolio managers believe have the potential for growth in earnings, including small-sized growth companies. The portfolio manager focuses on equity securities of (1) companies with the potential to generate above-average growth in sales or earnings, (2) established companies with strong business franchises, and (3) companies experiencing significant positive change leading to accelerating revenue or earnings growth that is generally above market expectations. The portfolio manager considers whether to reduce or eliminate a particular security (1) when it no longer meets the investment criteria, based on negative earnings fundamentals or deterioration in the fundamental business prospects, or (2) to capitalize on a more attractive investment opportunity.

         The fund may also invest up to 20% of its total assets in foreign securities, including up to 5% of total assets in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

         For cash management purposes, the fund may also hold a portion of its assets in cash equivalents, including shares of affiliated money market funds.

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflow or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

The third paragraph appearing under the heading, "PRINCIPAL RISKS OF INVESTING IN THE FUND," on page 1 of the prospectus is deleted in its entirety.

The following replaces in its entirety the information appearing under the heading, "FUND MANAGEMENT - PORTFOLIO MANAGERS," on page 6 of the prospectus:

         "Robert J. Lloyd, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. Mr. Lloyd has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was employed by American Electric Power.

         Mr. Lloyd is assisted by the advisor's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on Mr. Lloyd and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages."

                                 AIM SUMMIT FUND

                      Supplement dated October 31, 2005 to
         the Statement of Additional Information dated October 31, 2005


For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N-1A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Fund at net asset value.


Effective December 30, 2005, the following changes will be implemented with respect to the investment program of the Fund:

The last five paragraphs appearing under the heading, "DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS -- INVESTMENT STRATEGIES AND RISKS," of the Statement of Additional Information are deleted in their entirety.

Information pertaining to Bret Stanley, appearing in APPENDIX H of the Statement of Additional Information is deleted in its entirety.